Hildene-CCC Depositor II, LLC ABS-15G

Exhibit 99.1 - Schedule 3

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
HILD2026NQM1-470			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA
HILD2026NQM1-477			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA
HILD2026NQM1-471			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
HILD2026NQM1-475			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA
HILD2026NQM1-473			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA
HILD2026NQM1-474	B	B	B	B	A	A	A	A	Closed	XXXX	2026-08-17 10:41	2026-08-19 06:25	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Lender exception for LTV due to being xxx - Due Diligence Vendor-08/19/2026
Ready for Review-Document Uploaded.  - Seller-08/17/2026
Open-Exception provided is not on Lender Approved exception form. Provide exception(s) with comp factors on Lender Approved exception form. - Due Diligence Vendor-08/17/2026
Waived-Audited LTV of 85% exceeds Guideline LTV of 80% LTV exception to go to 85% from 80% max for a xxx property & use of business funds is on pg's xxx. Comp factors: No late payments on credit, 10 months reserves, 30 year fixed rate. - Due Diligence Vendor-08/17/2026	Ready for Review-Document Uploaded. - Seller-08/17/2026	Waived-Lender exception for LTV due to being rural - Due Diligence Vendor-08/19/2026
 Waived-Audited LTV of 85% exceeds Guideline LTV of 80% LTV exception to go to 85% from 80% max for a xxx property & use of business funds is on pg's xxx.  Comp factors:  No late payments on credit, 10 months reserves, 30 year fixed rate. - Due Diligence Vendor-08/17/2026
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 716 is Greater Than The Guideline Minimum Of 660 By Twenty (20) or More Points
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 32.98% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.23
																									Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years	No late payments on credit 10 months reserves	Exception.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	Originator Post-Close	Yes	xxx
HILD2026NQM1-476			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA
HILD2026NQM1-472			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA
HILD2026NQM1-478			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA